Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Earnings Before Income Taxes
($ in thousands)	2014	2013	2012

Domestic	$19,205	$(5,396)	$(6,184)
Non-U.S.	20,143	23,459	20,628

Total	$39,348	$18,063	$14,444

Significant Components of Income Tax Provision/(Benefit)

($ in thousands)	2014	2013	2012

Current:
Federal	$508	$661	$39
State	437	671	534
Non-U.S.	6,981	4,804	5,839

Total Current	7,926	6,136	6,412

Deferred:
Federal	3,436	7,091	(1,423)
State	154	877	(350)
Non-U.S.	1,310	1,962	(3,687)

Total Deferred	4,900	9,930	(5,460)

Total provision for Income Taxes	$12,826	$16,066	$952

Significant Components of Deferred Tax Assets and Liabilities

($ in thousands)	2014	2013

Postretirement benefits	$1,953	$1,877
Inventory reserves	1,567	1,934
Loss carry-forwards	23,095	36,373
Credit carry-forwards	16,903	15,028
Nondeductible accruals	6,336	6,126
Research expenditures	30,088	28,606
Prepaid charges	45	727
Foreign exchange loss	1,009	—
Other	4,102	5,476

Gross deferred tax assets	85,098	96,147

Depreciation	11,073	11,168
Pensions	9,462	19,177
Unrealized foreign exchange gain	—	350
Subsidiaries' unremitted earnings	—	2,774
Other	—	696

Gross deferred tax liabilities	20,535	34,165

Net deferred tax assets	64,563	61,982
Deferred tax asset valuation allowance	(12,938)	(14,323)

Total net deferred tax assets	$51,625	$47,659

Schedule of current and long-term deferred tax assets and current and long-term deferred tax liabilities

($ in thousands)	2014	2013

Current Deferred Tax Assets	$8,708	$9,426
Current Deferred Tax Liabilities	(8)	(138)

Total Current Deferred Tax Assets	8,700	9,288

Non-current Deferred Tax Assets	43,120	38,620
Non-current Deferred Tax Liabilities	(195)	(249)

Total Non-current Deferred Tax Assets	42,925	38,371

Total net deferred tax assets	$51,625	$47,659

Reconciliation of Effective Income Taxes Rate

	2014	2013	2012

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.72%	0.95%	(0.02)%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(7.57)%	(9.86)%	(8.99)%
Benefit of scheduled tax credits	(1.32)%	(3.88)%	—%
Foreign source income	3.47%	60.94%	5.64%
Non-deductible expenses	2.79%	(2.42)%	(0.97)%
Non-U.S. adjustments to valuation allowances	(0.43)%	8.18%	(5.72)%
Nontaxable foreign gain	—%	—%	(11.47)%
Change in unrecognized tax benefits	—%	0.69%	(8.97)%
Other	(0.08)%	(0.65)%	2.09%

Effective income tax rate	32.58%	88.95%	6.59%

Reconciliation of Unrecognized Tax Benefits

($ in thousands)	2014	2013

Balance at January 1	$4,043	$4,130
Increase related to current year tax positions	40	35
Increase related to prior year tax positions	5	35
Decrease as a result of lapse of statute of limitations	(114)	(36)
Decrease related to settlements with taxing authorities	(14)	(121)
Other Decrease	(70)	—

Balance at December 31	$3,890	$4,043